Note 11 - Antidilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Stock Option [Member]
Antidilutive securities (in shares)	1,108,240	1,194,612	1,252,790
Warrant [Member]
Antidilutive securities (in shares)			19,473
Restricted Stock and Restricted Stock Units (RSU's) [Member]
Antidilutive securities (in shares)	366,739	275,500